RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
There have been no other material changes in exposure to the risks Brookfield Renewable is exposed to since the December 31, 2024 audited consolidated financial statements.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2025				December 31, 2024
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$1,907	$—	$—	$1,907	$3,135
Restricted cash(1)	479	—	—	479	463
Financial instrument assets(1)
IFRS 9 PPAs	—	—	401	401	170
Energy derivative contracts	—	97	—	97	71
Interest rate swaps	—	285	—	285	393
Foreign exchange swaps	—	29	—	29	189
Tax equity	—	—	159	159	94
Investments in debt and equity securities(2)	—	42	2,039	2,081	1,939
Property, plant and equipment	—	—	76,351	76,351	73,475
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(34)	(854)	(888)	(1,025)
Energy derivative contracts	—	(166)	—	(166)	(109)
Interest rate swaps	—	(171)	—	(171)	(109)
Foreign exchange swaps	—	(525)	—	(525)	(58)
Tax equity	—	—	(1,909)	(1,909)	(2,125)
Contingent consideration(1)(3)	—	—	(88)	(88)	(61)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(3,521)	(1,035)	—	(4,556)	(3,801)
Non-recourse borrowings(1)	(1,844)	(31,626)	—	(33,470)	(30,662)
Total	$(2,979)	$(33,104)	$76,099	$40,016	$41,979
(1)Includes both the current amount and long-term amounts.
(2)Excludes $296 million (2024: $566 million) of investments in debt securities measured at amortized cost.
(3)Amount relates to business combinations and asset acquisitions completed between 2022 and 2025 with obligations lapsing from 2025 to 2027.

There were no transfers between levels during the six months ended June 30, 2025.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2025			December 31, 2024
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$401	$888	$(487)	$(855)
Energy derivative contracts	97	166	(69)	(38)
Interest rate swaps	285	171	114	284
Foreign exchange swaps	29	525	(496)	131
Investments in debt and equity securities	2,377	—	2,377	2,505
Tax equity	159	1,909	(1,750)	(2,031)
Total	3,348	3,659	(311)	(4)
Less: current portion	327	899	(572)	(268)
Long-term portion	$3,021	$2,760	$261	$264
(a)   Energy derivative contracts and IFRS 9 PPAs
Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable's interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
(b)   Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.
(c)   Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
(d)   Tax equity
Brookfield Renewable owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar, and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gains or losses on the tax equity liabilities are recognized within the foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
(e)   Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVPL, FVOCI and amortized cost.
The following table reflects the gains (losses) included in Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$18	$(14)	$23	$(3)
IFRS 9 PPAs	(25)	(15)	26	1
Investment in debt and equity securities	30	19	64	47
Interest rate swaps	(5)	15	(18)	26
Foreign exchange swaps	(135)	28	(225)	24
Tax equity	111	85	214	141
Foreign exchange gain (loss)	261	(2)	420	—
	$255	$116	$504	$236
The following table reflects the gains (losses) included in other comprehensive income in the consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$(2)	$7	$(8)	$13
IFRS 9 PPAs	18	(156)	134	(348)
Interest rate swaps	(88)	56	(106)	72
Foreign exchange swaps	3	5	3	1
	(69)	(88)	23	(262)
Foreign exchange swaps – net investment	(263)	124	(470)	146
Investments in debt and equity securities	—	(1)	1	(1)
	$(332)	$35	$(446)	$(117)
The following table reflects the reclassification adjustments recognized in net income (loss) in the consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$(9)	$(27)	$7	$(58)
IFRS 9 PPAs	9	—	7	—
Interest rate swaps	(5)	(6)	(14)	(4)
Foreign exchange swaps	2	—	2	—
	$(3)	$(33)	$2	$(62)